RELATED PARTY TRANSACTIONS - Management Agreements (Details) - $ / vessel	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Frontline Management (Bermuda) Ltd
Related Party Transaction [Line Items]
Technical management fees expenses	26,714	27,375